Income Taxes (Tables)	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes are as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Current expense (benefit):
Federal	$3,325
State	1,424

Total current expense (benefit):	$4,749
Deferred expense (benefit):
Federal	$—
State	—

Total deferred expense (benefit):	$—

Total income tax expense (benefit):	$4,749

Reconciliation of Statutory income Tax Rate to Effective Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Income at US statutory rate	21.00%
State Taxes, net of federal benefit	0.05%
Financing cost – derivative liabilities	(0.80)%

Change in fair value of derivative liabilities	(20.02)%
Change in valuation allowance	(0.25)%

(0.02)%

Summary of Net Deferred Income Tax Asset
The net deferred income tax asset balance related to the following:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Capitalized start-up costs	$63,119

Total deferred tax assets	$63,119

Valuation allowance	$(63,119)

Net deferred tax assets (liability)	$—

Summary of Valuation Allowance
The Company’s valuation allowance for the period from August 31, 2020 (inception) through December 31, 2020 is as follows:

For the Period from August 31, 2020 (inception) Through December 31, 2020
Valuation allowance at beginning of year	$—
Increases recorded to income tax provision	$63,119

Valuation allowance at end of year	$(63,119)